Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000156058 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non‑US Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Institutional Class shares performance was 20.15% for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	20.15%	9.19%	10.78%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,325,550,464
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,064,577
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

C000008460 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non‑US Equity Fund
Class Name	CLASS Y
Trading Symbol	TIQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Class Y shares performance was 20.11% for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	20.11%	9.19%	10.76%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,325,550,464
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,064,577
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

C000008463 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non‑US Equity Fund
Class Name	CLASS C
Trading Symbol	TEQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$210	1.92%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Class C shares performance was 18.86% (excluding sales loads) for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	17.86%	8.05%	9.77%

Class C - excluding sales load	18.86%	8.05%	9.77%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,325,550,464
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,064,577
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

C000008461 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non‑US Equity Fund
Class Name	CLASS A
Trading Symbol	TEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Class A shares performance was 19.86% (excluding sales loads) for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	13.84%	7.81%	9.83%

Class A - excluding sales load	19.86%	8.93%	10.49%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,325,550,464
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,064,577
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

C000008464 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS A
Trading Symbol	TEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$132	1.21%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class A shares performance was 17.89% (excluding sales loads) for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	12.00%	4.73%	10.99%

Class A - excluding sales load	17.89%	5.81%	11.64%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%
1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,800,343,184
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,313,147
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

C000008466 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS C
Trading Symbol	TOECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$218	2.01%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class C shares performance was 16.94% (excluding sales loads) for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	15.94%	4.94%	10.93%

Class C - excluding sales load	16.94%	4.94%	10.93%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,800,343,184
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,313,147
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

C000074340 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS Y
Trading Symbol	TEGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class Y shares performance was 18.17% for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	18.17%	6.05%	11.91%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%
1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,800,343,184
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,313,147
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

C000101896 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Institutional Class shares performance was 18.29% for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12-month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	18.29%	6.18%	12.01%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,800,343,184
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,313,147
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

C000217963 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS R6
Trading Symbol	TFGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class R6 shares performance was 18.39% for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class R6[1]	18.39%	6.29%	11.94%

Bloomberg US 3000 Index[2]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[3]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%
[1]	The inception date was February 10, 2020. Performance information was calculated using the historical performance of Class A shares for the periods prior to February 10, 2020.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.

Performance Inception Date	Feb. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,800,343,184
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,313,147
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

C000262332 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS R6
Trading Symbol	TGVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period May 9, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$621	0.57%
[1]	Based on operations for the period May 9, 2025 (commencement of operations) to March 31, 2026. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 621
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class R6 shares performance was 21.01% for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class R6[1]	21.01%	11.60%	15.63%

Bloomberg US 3000 Index[2]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[3]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%
[1]	The inception date was May 9, 2025. Performance information was calculated using the historical performance of Class A shares for the periods prior to May 9, 2025.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.

Performance Inception Date	May 09, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 140,445,165
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 820,556
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000074342 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Institutional Class shares performance was 20.91% for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	20.91%	11.89%	15.99%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 140,445,165
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 820,556
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Institutional Class expense limitation was reduced to 0.60% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Institutional Class expense limitation was reduced to 0.60% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000074341 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS Y
Trading Symbol	TGVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class Y shares performance was 20.84% for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	20.84%	11.79%	15.87%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%
1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 140,445,165
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 820,556
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class Y expense limitation was reduced to 0.66% of average daily net assets.

Material Fund Change Name [Text Block]	he Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class Y expense limitation was reduced to 0.66% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008469 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS C
Trading Symbol	TGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$193	1.76%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class C shares performance was 19.58% (excluding sales loads) for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	18.58%	10.67%	14.88%

Class C - excluding sales load	19.58%	10.67%	14.88%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 140,445,165
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 820,556
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class C expense limitation was reduced to 1.71% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class C expense limitation was reduced to 1.71% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008467 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS A
Trading Symbol	TGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class A shares performance was 20.44% (excluding sales loads) for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	14.43%	10.36%	14.89%

Class A - excluding sales load	20.44%	11.49%	15.58%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%
1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 140,445,165
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 820,556
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class A expense limitation was reduced to 0.99% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class A expense limitation was reduced to 0.99% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000109254 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS A
Trading Symbol	TFOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Class A shares performance was 12.03% (excluding sales loads) for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	6.44%	7.38%	11.05%

Class A - excluding sales load	12.03%	8.49%	11.71%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%
1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,305,490,358
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,446,141
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%

C000109255 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS C
Trading Symbol	TFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$201	1.90%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Class C shares performance was 11.21% (excluding sales loads) for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	10.21%	7.66%	11.03%

Class C - excluding sales load	11.21%	7.66%	11.03%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,305,490,358
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,446,141
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%

C000109257 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS Y
Trading Symbol	TFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Class Y shares performance was 12.36% for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	12.36%	8.80%	12.04%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%
1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,305,490,358
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,446,141
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%

C000109256 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Institutional Class shares performance was 12.39% for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	12.39%	8.84%	12.10%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,305,490,358
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,446,141
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%

C000117283 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Institutional Class shares performance was 4.50% for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to 30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	4.50%	2.76%	3.81%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,677,665,583
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 9,102,873
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117282 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS Y
Trading Symbol	MXIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Class Y shares performance was 4.48% for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to
30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	4.48%	2.67%	3.71%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,677,665,583
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 9,102,873
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117281 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS C
Trading Symbol	FRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$182	1.79%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Class C shares performance was 3.45% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to 30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	2.46%	1.65%	2.83%

Class C - excluding sales load	3.45%	1.65%	2.83%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,677,665,583
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 9,102,873
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117280 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS A
Trading Symbol	FFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Class A shares performance was 4.14% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to
30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	0.72%	1.74%	2.83%

Class A - excluding sales load	4.14%	2.40%	3.45%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,677,665,583
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 9,102,873
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000206050 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS A
Trading Symbol	TSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$154	1.43%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class A shares performance was 15.07% (excluding sales loads) for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A1	9.30%	-5.51%	5.44%

Class A - excluding sales load	15.07%	-4.54%	5.99%

Bloomberg World ex US Large & Mid Cap Index[2]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[3]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%
[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to November 16, 2018.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,999,941,629
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,285,790
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

C000206051 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS C
Trading Symbol	TEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$228	2.13%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class C shares performance was 14.32% (excluding sales loads) for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C1	13.32%	-5.23%	5.21%

Class C - excluding sales load	14.32%	-5.23%	5.21%

Bloomberg World ex US Large & Mid Cap Index[2]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[3]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%
[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to November 16, 2018.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,999,941,629
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,285,790
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

C000140622 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS Y
Trading Symbol	TSEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class Y shares performance was 15.41% for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	15.41%	-4.23%	6.30%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[2]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,999,941,629
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,285,790
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

C000140623 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Institutional Class shares performance was 15.50% for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	15.50%	-4.16%	6.38%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[2]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,999,941,629
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,285,790
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

C000227353 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS R6
Trading Symbol	TSRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class R6 shares performance was 15.60% for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class R6[1]	15.60%	-4.12%	6.41%

Bloomberg World ex US Large & Mid Cap Index[2]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[3]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%
[1]	The inception date was April 26, 2021. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to April 26, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,999,941,629
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,285,790
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

C000226979 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Institutional Class shares performance was 7.10% for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]

Institutional Class	7.10%	3.18%

Bloomberg US Aggregate Bond Index	4.35%	-0.30%
[1]	The inception date was July 19, 2021. The returns of the index listed above is based on the inception date of the Class.

Performance Inception Date	Jul. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 302,545,068
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,607,481
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226978 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS Y
Trading Symbol	TQPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Class Y shares performance was 7.00% for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	7.00%	3.31%	4.18%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 302,545,068
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,607,481
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226976 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS C
Trading Symbol	TQPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Class C shares performance was 5.89% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	4.89%	2.31%	3.22%

Class C - excluding sales load	5.89%	2.31%	3.22%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 302,545,068
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,607,481
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226977 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS A
Trading Symbol	TQPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Class A shares performance was 6.70% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	3.15%	2.05%	3.44%

Class A - excluding sales load	6.70%	3.03%	3.93%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 302,545,068
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,607,481
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.